Valuation And Qualifying Accounts	12 Months Ended
Jun. 30, 2011
Valuation And Qualifying Accounts [Abstract]
Valuation And Qualifying Accounts

SCHEDULE II

K12 INC

VALUATION AND QUALIFYING ACCOUNTS

YEARS ENDED JUNE 30, 2011, 2010 AND 2009

1.    ALLOWANCE FOR DOUBTFUL ACCOUNTS

	Balance at Beginning of Period	Additions Charged to Cost and Expenses	Deductions from Allowance	Balance at End of Period
June 30, 2011	$1,362,530	1,471,510	1,056,559	$1,777,481
June 30, 2010	$1,055,261	502,723	195,454	$1,362,530
June 30, 2009	$1,458,372	423,571	826,682	$1,055,261

2.    INVENTORY RESERVE

	Balance at Beginning of Period	Charged to Cost and Expenses	Deductions, Shrinkage and Obsolescence	Balance at End of Period
June 30, 2011	$1,903,448	1,060,157	46,946	$2,916,659
June 30, 2010	$884,094	1,085,270	65,916	$1,903,448
June 30, 2009	$734,827	149,267	—	$884,094

3.    COMPUTER RESERVE(1)

	Balance at Beginning of Period	Additions (Deductions) Charged to Cost and Expenses	Deductions, Shrinkage and Obsolescence	Balance at End of Period
June 30, 2011	$843,876	219,409	—	$1,063,285
June 30, 2010	$1,022,147	(178,271)	—	$843,876
June 30, 2009	$778,789	243,358	—	$1,022,147

(1)	A reserve account is maintained against potential shrinkage and obsolescence for those computers provided to our students. The reserve is calculated based upon several factors including historical percentages, the net book value and remaining useful life. During fiscal year 2011, certain computers were written off against the reserve.

4.    INCOME TAX VALUATION ALLOWANCE

	Balance at Beginning of Period	Additions to Net Deferred Tax Assets Allowance	Deductions in Net Deferred Tax Asset Allowance	Balance at End of Period
June 30, 2011	$820,213	95,732	—	$915,945
June 30, 2010	$746,726	73,487	—	$820,213
June 30, 2009	$610,954	135,772	—	$746,726